                               SEPARATE ACCOUNT B

                                  Annual Report

                                December 31, 2001


                           ALLSTATE ASSURANCE COMPANY

                                 A Subsidiary of
                         Allstate Life Insurance Company

                                   MANAGEMENT

                     BOARD OF MANAGERS OF SEPARATE ACCOUNT B

                            Henry E. Blaine, Chairman
                            H. Grant Law, Jr.
                            David G. Fussell
                            Susan N. Roth, Secretary
                            to the Board of Managers

                              PRINCIPAL OFFICERS OF
                           ALLSTATE ASSURANCE COMPANY

                Thomas J. Wilson II, Chairman of the Board
                John R. Hunter, President
                Michael J. Velotta, General Counsel and Secretary
                Margaret M. Dyer, Senior Vice President
                Marla G. Friedman, Senior Vice President
                John C. Lounds, Senior Vice President
                J. Kevin McCarthy, Senior Vice President
                Steven E. Shebik, Senior Vice President
                Karen C. Gardner, Vice President - Tax
                Samuel H. Pilch, Vice President and Controller
                Casey J. Sylla, Chief Investment Officer
                James P. Zils, Treasurer

This report and the financial statements attached are submitted solely for the general information of contract owners of Separate Account B and are not authorized for other use.

MESSAGE TO PARTICIPANTS IN
PROVIDENT NATIONAL
SEPARATE ACCOUNT B

This annual report of Separate Account B contains the financial statements and portfolio information of Separate Account B for the twelve months ended December 31, 2001. Comparative figures that relate to Separate Account B's activities during the year of 2001 are provided below.

The accumulation value for Separate Account B decreased 8.9% for the year 2001, from $16.66 at year-end 2000 to $15.30 on December 31, 2001. During this same period the S & P 500 index declined by a yield adjusted 11.9%. Reflecting transfers to the fixed-dollar account, as well as withdrawals and retirements, the number of accumulation units outstanding on December 31, 2001 was 238,382 down from 361,853 twelve months earlier. As a result of withdrawals, net purchase payments received, and changes in the accumulation unit value, total contract owners' equity on December 31, 2001 was $4,976,436 compared to $7,829,040 on December 31, 2000.

The stock market appears to be emerging from one of the worst bear markets since the Great Depression. This bear market, caused by a weak economy and the horrific events in September, took the S&P500 stock index down 29% from its month-end peak in August 2000 to the end of September, 2001. From there, it has rebounded 11% thanks to good results in Afghanistan and a stabilizing economy. Continued aggressive interest rate cuts from the Federal Reserve, the tax cut package earlier in the year, and lower oil prices have helped keep consumer spending solid. Leading indicators have turned up and most economists predict that the economy will begin growing again in the beginning of this year. With continued strong productivity and low inflation we believe the economy and the stock market will emerge healthy and robust. Your portfolio of leading growth stocks outperformed the overall market by 3.7% in 2001 due to their relatively strong balance sheets and earnings outlooks. As the economy and American confidence recover we anticipate improving returns in your portfolio.

Thank you for your continued support.

                                                   /s/ Susan N. Roth
                                                   -----------------------------
                                                   Susan N. Roth
                                                   Secretary, Board of Managers
                                                   Provident National Assurance
                                                   Company Separate Account B

Provident National Assurance Company Separate Account B
Audited Financial Statements

December 31, 2001


Report of Independent Auditors .........................................     1
Statements of Assets and Liabilities ...................................     2
Statements of Operations ...............................................     3
Statements of Changes in Variable Annuity Contract Owners' Equity ......     4
Schedule of Investments ................................................     5
Supplementary Information ..............................................     8
Notes to Financial Statements ..........................................    10

                         [LETTERHEAD OF ERNST & YOUNG]

                         REPORT OF INDEPENDENT AUDITORS

Board of Managers and Contract Owners
Provident National Assurance Company
  Separate Account B

We have audited the accompanying statements of assets and liabilities of Provident National Assurance Company Separate Account B as of December 31, 2001 and 2000, including the schedule of investments as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the three years in the period ended December 31, 2001, and the supplementary information for each of the ten years in the period then ended. These financial statements and supplementary information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and supplementary information based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 and 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of Provident National Assurance Company Separate Account B at December 31, 2001 and 2000, the results of its operations and the changes in contract owners' equity for each of the three years in the period ended December 31, 2001, and the supplementary information for each of the ten years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                              /s/ ERNST & YOUNG LLP

January 25, 2002

STATEMENTS OF ASSETS AND LIABILITIES

Provident National Assurance Company Separate Account B

                                                                                        December 31
                                                                                 2001                    2000
                                                                           -------------------------------------
ASSETS

Common stocks--at market value
   (Cost: 2001 -- $3,957,888; 2000 -- $5,052,416)                          $  4,994,650              $7,894,360
Cash                                                                             11,697                  20,578
Accrued dividends and interest                                                    2,367                   4,618
Amounts due from Provident National Assurance Company                             6,594                      95
                                                                           ------------              ----------
                                                      TOTAL ASSETS            5,015,308               7,919,651
                                                                           ------------              ----------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Amounts payable for terminations and variable annuity benefits                   33,787                  83,407
Management fee and other amounts due Provident
    National Assurance Company                                                    5,085                   7,204
                                                                           ------------              ----------
                                                 TOTAL LIABILITIES               38,872                  90,611
                                                                           ------------              ----------

Contract owners' equity:
    Deferred annuity contracts terminable by owners--(accumulation units outstanding: 2001 -- 238,382.145; 2000 -- 361,852.882;
      unit value: 2001 -- $15.297123; 2000 -- $16.659801                      3,646,561               6,028,397
    Annuity contracts in pay-out period                                       1,329,875               1,800,643
                                                                           ------------              ----------
                                     TOTAL CONTRACT OWNERS' EQUITY         $  4,976,436              $7,829,040
                                                                           ============              ==========

See notes to financial statements.

STATEMENTS OF OPERATIONS

Provident National Assurance Company Separate Account B

                                                                       Year Ended December 31
                                                                2001          2000            1999
                                                            ------------------------------------------
INVESTMENT LOSS

    Income:

       Dividends                                            $    44,881   $     69,715     $   117,994
       Interest                                                     164          2,306           8,906
                                                            -----------   ------------     -----------
                                                                 45,045         72,021         126,900
                                                            -----------   ------------     -----------

    Expenses--Note C:
       Investment advisory services                              32,588         55,413          90,919
       Mortality and expense assurances                          45,622         77,579         127,286
                                                            -----------   ------------     -----------
                                                                 78,210        132,992         218,205
                                                            -----------   ------------     -----------

                         NET INVESTMENT LOSS                    (33,165)       (60,971)        (91,305)
                                                            -----------   ------------     -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS--NOTE A

    Net realized gain from investment transactions
    (excluding short-term securities):
       Proceeds from sales                                    3,075,707      6,403,630       9,283,030
       Cost of investments sold                               1,903,708      2,311,287       4,400,934
                                                            -----------   ------------     -----------
          Net realized gain                                   1,171,999      4,092,343       4,882,096
                                                            -----------   ------------     -----------

    Net unrealized appreciation of investments:
       At end of year                                         1,036,762      2,841,944       8,413,483
       At beginning of year                                   2,841,944      8,413,483       9,299,268
                                                            -----------   ------------     -----------
       Decrease in net unrealized appreciation of
        investments                                          (1,805,182)    (5,571,539)       (885,785)
                                                            -----------   ------------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                               (633,183)    (1,479,196)      3,996,311
                                                            -----------   ------------     -----------
             INCREASE (DECREASE) IN CONTRACT OWNERS'
              EQUITY FROM INVESTMENT ACTIVITIES             $  (666,348)  $ (1,540,167)    $ 3,905,006
                                                            ===========   ============     ===========

Ratio of expenses to total investment income                     173.63%        184.66%         171.95%
                                                            ===========   ============     ===========

See notes to financial statements.

STATEMENTS OF CHANGES IN VARIABLE ANNUITY CONTRACT OWNERS' EQUITY

Provident National Assurance Company Separate Account B

                                                                                     Year Ended December 31
                                                                               2001           2000           1999
                                                                            -----------------------------------------
BALANCE AT BEGINNING OF YEAR                                                $7,829,040    $14,186,833     $18,293,024
                                                                            ----------    -----------     -----------

FROM INVESTMENT ACTIVITIES:

    Net investment loss                                                        (33,165)       (60,971)        (91,305)
    Net realized gain on investments                                         1,171,999      4,092,343       4,882,096
    Decrease in net unrealized appreciation of investments                  (1,805,182)    (5,571,539)       (885,785)
                                                                            ----------    -----------     -----------
    Increase (decrease) in contract owners' equity from
       investment activities                                                  (666,348)    (1,540,167)      3,905,006
                                                                            ----------    -----------     -----------

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS:

    Net contract purchase payments (Units purchased):
      2001 --       91.006;
      2000 --      336.590;
      1999 --      940.920;                                                      1,431          6,172          15,418
    Terminations and death benefits (Units terminated):
      2001 --  123,561.743;
      2000 --  247,985.241;
      1999 --  438,602.231;                                                 (1,862,933)    (4,425,540)     (7,587,364)
    Variable annuity benefits paid (Number of units):
      2001 --   21,146.840;
      2000 --   22,045.104;
      1999 --   26,818.794;                                                   (324,754)      (398,258)       (439,251)
                                                                            ----------    -----------     -----------

Decrease in contract owners' equity from variable
  annuity contract transactions                                             (2,186,256)    (4,817,626)     (8,011,197)
                                                                            ----------    -----------     -----------
NET DECREASE IN CONTRACT
  OWNERS' EQUITY                                                            (2,852,604)    (6,357,793)     (4,106,191)
                                                                            ----------    -----------     -----------

BALANCE AT END OF YEAR                                                      $4,976,436    $ 7,829,040     $14,186,833
                                                                            ==========    ===========     ===========

See notes to financial statements.

SCHEDULE OF INVESTMENTS

Provident National Assurance Company Separate Account B

December 31, 2001


                                                            Number of                   Market
                                                             Shares                      Value
                                                         -------------               ------------
COMMON STOCKS

CAPITAL GOODS (14.1%)

   Allied Waste Industries, Inc.  *                            8,000                  $  112,480
   Corning, Inc.                                               3,000                      26,760
   General Electric Company                                    4,000                     160,320
   Textron, Inc.                                               2,000                      82,920
   Tyco International, Ltd.                                    4,100                     241,490
   Waste Management, Inc.                                      2,500                      79,775
                                                                                      ----------
                                                                                         703,745

CONSUMER GOODS (12.6%)

   Lear Corporation  *                                         3,400                     129,676
   Lowe's Companies, Inc.                                      2,600                     120,666
   Masco Corporation                                           3,000                      73,500
   Newell Rubbermaid, Inc.                                     3,000                      82,710
   Office Depot, Inc.  *                                       6,100                     113,094
   PepsiCo, Inc.                                               1,600                      77,904
   Staples, Inc.  *                                            1,500                      28,050
                                                                                      ----------
                                                                                         625,600
CONSUMER SERVICES (20.1%)

   AOL Time Warner, Inc. *                                     4,000                     128,400
   Cendant Corporation  *                                      6,660                     130,603
   Comcast Corporation, Class A  *                             4,000                     144,000
   Kroger Company  *                                           4,000                      83,480
   Safeway, Inc.  *                                            2,300                      96,025
   United Rentals, Inc.  *                                     8,200                     186,140
   Viacom, Inc. Class B  *                                       900                      39,735
   Wal-Mart Stores, Inc.                                       2,000                     115,100
   Walt Disney Company                                         3,700                      76,664
                                                                                      ----------
                                                                                       1,000,147

ENERGY (6.0%)

   Grant Prideco, Inc.  *                                      3,600                      41,400
   Royal Dutch Petroleum Company                               1,300                      63,726
   Schlumberger, Ltd.                                          1,400                      76,930
   Weatherford International, Inc.  *                          3,100                     115,506
                                                                                      ----------
                                                                                         297,562

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 2001

                                                         Number of                    Market
                                                           Shares                      Value
                                                         ---------                  ---------
COMMON STOCKS - Continued

FINANCIAL (14.5%)

   Affiliated Managers Group, Inc. *                        1,700                   $ 119,816
   American Express Company                                 3,000                     107,070
   Bank of America Corporation                              1,700                     107,015
   Citigroup, Inc.                                          1,500                      75,720
   J.P. Morgan Chase and Co.                                3,850                     139,948
   Morgan Stanley Dean Witter & Co.                         1,000                      55,940
   Washington Mutual, Inc.                                  3,600                     117,720
                                                                                    ---------
                                                                                      723,229

HEALTH CARE (8.4%)

   Eli Lilly and Company                                    1,400                     109,956
   HealthSouth Corporation  *                               7,200                     106,704
   Johnson & Johnson                                          864                      51,062
   Medtronic, Inc.                                          1,200                      61,452
   Tenet Healthcare Corporation *                           1,500                      88,080
                                                                                    ---------
                                                                                      417,254

TECHNOLOGY - HARDWARE (5.6%)

    Cisco Systems, Inc.  *                                  6,000                     108,660
    Intel Corporation                                       4,600                     144,670
    JDS Uniphase Corporation  *                             2,800                      24,444
                                                                                    ---------
                                                                                      277,774

TECHNOLOGY - SOFTWARE & SERVICES (9.1%)

   First Data Corporation                                   1,500                     117,675
   Microsoft Corporation  *                                 3,200                     212,064
   Oracle Corporation  *                                    6,300                      87,003
   Yahoo!, Inc. *                                           2,000                      35,480
                                                                                    ---------
                                                                                      452,222

See notes to financial statements.

Provident National Assurance Company Separate Account B

December 31, 2001

                                                           Number of                  Market
                                                             Shares                    Value
                                                          -----------              ------------
COMMON STOCKS - Continued

TELECOMMUNICATIONS (10.0%)

   Broadwing, Inc.  *                                        5,600                 $    53,200
   Global Crossing Ltd.  *                                   5,740                       4,822
   Palm, Inc.  *                                             1,500                       5,820
   Qwest Communications International                        1,500                      21,195
   Sanmina-SCI Corporation  *                                7,496                     149,170
   Sprint Corporation PCS Group  *                           3,000                      73,230
   Vodafone Airtouch, PLC - ADR                              3,000                      77,040
   Worldcom, Inc. - Worldcom Group  *                        8,000                     112,640
                                                                                   -----------
                                                                                       497,117
                                                                                   -----------

TOTAL COMMON STOCK (100.4%)                                                          4,994,650
                                                                                   -----------

TOTAL INVESTMENTS (100.4%)                                                           4,994,650

CASH AND RECEIVABLES LESS LIABILITIES (-0.4%)                                          (18,214)
                                                                                   -----------

TOTAL CONTRACT OWNERS' EQUITY (100.0%)                                             $ 4,976,436
                                                                                   ===========


*   Non-income producing security.

See notes to financial statements.

SUPPLEMENTARY INFORMATION

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

                                                                          Year Ended December 31
                                                     2001          2000           1999           1998            1997
                                                   -------------------------------------------------------------------
Investment income                                  $ 0.11         $ 0.12         $ 0.12         $ 0.10          $ 0.10
Expenses                                             0.19           0.22           0.20           0.14            0.12
                                                   ------         ------         ------         ------          ------
Net investment loss                                 (0.08)         (0.10)         (0.08)         (0.04)          (0.02)
Net realized and unrealized gain
    (loss) on investments                           (1.28)         (2.42)          4.07           3.85            2.96
                                                   ------         ------         ------         ------          ------
Net increase (decrease) in contract
    owners' equity                                  (1.36)         (2.52)          3.99           3.81            2.94
Net contract owners' equity:
    Beginning of year                               16.66          19.18          15.19          11.38            8.44
                                                   ------         ------         ------         ------          ------
    End of year                                    $15.30         $16.66         $19.18         $15.19          $11.38
                                                   ======         ======         ======         ======          ======

Ratio of expenses to average contract
    owners' equity                                   1.21%          1.20%          1.22%          1.07%           1.16%
Ratio of net investment loss to
    average contract owners' equity                 (0.51%)        (0.55%)        (0.51%)        (0.30%)         (0.16%)
Portfolio turnover                                     12%             1%            14%            11%             25%
Number of deferred annuity contracts
    terminable by owners accumulation
    units outstanding at end of year              238,382        361,853        609,502      1,043,607       1,310,831

See notes to financial statements.

Provident National Assurance Company Separate Account B

Selected data for an accumulation unit outstanding (including both deferred annuity contracts terminable by owners and annuity contracts in pay-out period) throughout each period excluding sales loads:

                                                                        Year Ended December 31
                                                   1996            1995           1994           1993            1992
                                                 ---------------------------------------------------------------------
Investment income                                $  0.11         $  0.13        $  0.15        $  0.14         $  0.12
Expenses                                            0.09            0.07           0.07           0.06            0.06
                                                 -------         -------        -------        -------         -------
Net investment income                               0.02            0.06           0.08           0.08            0.06
Net realized and unrealized gain (loss)
    on investments                                  1.51            1.44          (0.32)          0.54           (0.07)
                                                 -------         -------        -------        -------         -------
Net increase (decrease) in contract
    owners' equity                                  1.53            1.50          (0.24)          0.62           (0.01)
Net contract owners' equity:
    Beginning of year                               6.91            5.41           5.65           5.03            5.04
                                                 -------         -------        -------        -------         -------
    End of year                                  $  8.44         $  6.91        $  5.41        $  5.65         $  5.03
                                                 =======         =======        =======        =======         =======

Ratio of expenses to average contract
    owners' equity                                  1.20%           1.21%          1.21%          1.22%           1.21%
Ratio of net investment income to
    average contract owners' equity                 0.30%           0.89%          1.72%          1.39%           1.36%
Portfolio turnover                                    28%            101%            70%             57%            35%
Number of deferred annuity contracts
    terminable by owners accumulation
    units outstanding at end of year           1,538,926       1,767,394      2,097,793       2,242,809      2,655,895

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Provident National Assurance Company Separate Account B

December 31, 2001

NOTE A--INVESTMENTS AND ACCOUNTING POLICIES

Separate Account B is a segregated investment account of Allstate Assurance Company (formerly Provident National Assurance Company) and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Certain administrative services of Separate Account B are provided by American General Corporation under a contract dated May 15, 1998. These services include processing of unit transactions and daily unit value calculations subsequent to December 1, 1998 as well as accounting and other services. On February 1, 2001 UnumProvident Corporation sold the Provident National Assurance Company corporate shell, including the Separate Account B assets and liabilities, to Allstate Life Insurance Company. This transaction had no impact on the contract owners of Separate Account B.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

Common stocks are valued at published market quotations which represent the closing sales price for securities traded on a national stock exchange or the mean between the quoted bid and asked prices for those traded over-the-counter. Short-term investments are valued at cost plus accrued interest.

Realized and unrealized gains and losses are credited to or charged to contract owners' equity. The identified cost basis has been used in determining realized gains and losses on sales of investments. There were gross unrealized gains of $1,725,912 and gross unrealized losses of $689,150 at December 31, 2001. Security transactions are recorded on the day after the securities are purchased or sold. Dividends are taken into income on an accrual basis as of the ex-dividend date.

A summary of the cost of investments purchased and proceeds from investments sold for the three years ended December 31, 2001 is shown below.

                                                                                    Year Ended December 31
                                                                         2001               2000              1999
                                                                     --------------------------------------------------
Cost of investments purchased                                        $ 1,612,904       $  7,090,912      $   19,725,034
    Less:  Short-term securities                                         803,723          7,002,941          17,082,494
                                                                     -----------       ------------      --------------
                                                                     $   809,181       $     87,971      $    2,642,540
                                                                     ===========       ============      ==============

Proceeds from investments sold                                       $ 3,879,430       $ 13,406,571      $   26,374,430
    Less:  Short-term securities                                         803,723          7,002,941          17,091,400
                                                                     -----------       ------------      --------------
                                                                     $ 3,075,707       $  6,403,630      $    9,283,030
                                                                     ===========       ============      ==============

The aggregate cost of investments for federal income tax purposes is the same as that presented in the Statements of Assets and Liabilities.

Provident National Assurance Company Separate Account B

December 31, 2001

NOTE B--FEDERAL INCOME TAXES

Operations of Separate Account B will form a part of the income tax return of Allstate Assurance Company, which is taxed as a "life insurance company" under the Internal Revenue Code.

Under current law, no federal income taxes are payable with respect to Separate Account B.

NOTE C--EXPENSES

Deductions are made by Allstate Assurance Company at the end of each valuation period for investment advisory services and for mortality and expense assurances, which on an annual basis are approximately .50% and .70%, respectively, of the net assets of Separate Account B.

ACCUMULATION UNIT VALUE TABLE

Provident National Assurance Company Separate Account B

End of Month          Accumulation Unit Value               End of Month         Accumulation Unit Value
------------          -----------------------               ------------         -----------------------
December 1968                 1.036279                      March 1996                   7.309625
December 1969                 1.080379                      June                         7.593667
December 1970                 1.030039                      September                    7.851947
December 1971                 1.178612                      December                     8.435567
December 1972                 1.403795                      March 1997                   8.468896
December 1973                 1.126624                      June                        10.238554
December 1974                 0.863269                      September                   11.146167
December 1975                 1.022844                      December                    11.384926
December 1976                 1.156853                      March 1998                  12.975484
December 1977                 1.064425                      June                        13.465013
December 1978                 1.094150                      September                   11.758633
December 1979                 1.219189                      December                    15.192155
December 1980                 1.555258                      March 1999                  15.889579
December 1981                 1.473246                      June                        17.218781
December 1982                 1.812441                      September                   15.844714
December 1983                 2.132092                      December                    19.180992
December 1984                 2.029912                      March 2000                  19.749348
December 1985                 2.480050                      June                        19.048870
December 1986                 2.743444                      September                   17.707495
December 1987                 2.734169                      December                    16.659801
December 1988                 3.087892                      January 2001                17.528624
December 1989                 3.812606                      February                    15.994558
December 1990                 3.736441                      March                       14.835643
December 1991                 5.036212                      April                       16.176362
December 1992                 5.028547                      May                         16.152483
December 1993                 5.646864                      June                        16.233254
March 1994                    5.386379                      July                        16.149969
June                          5.274454                      August                      14.981683
September                     5.475394                      September                   13.226137
December                      5.410722                      October                     13.459528
March 1995                    5.656995                      November                    15.007134
June                          6.194660                      December                    15.297123
September                     6.505252
December                      6.908158

Initial contributions to Separate Account B were received on February 1, 1968, prior to which time the unit value was set at 1.000000

The above indicates the accumulation unit value on the last valuation day of each year from December 1968 through December 1993, on the last valuation day of each quarter from March 1994 through December 2000, and on the last valuation day of each month beginning January 2001. The results shown should not be considered as a representation of the results which may be realized in the future.

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